[LOGO OF LINCOLN FINANCIAL GROUP]


                                                                Lincoln National
                                                                 Bond Fund, Inc.
                                                              Semi-Annual Report
                                                                   June 30, 2001

Lincoln National Bond Fund, Inc.

Index

         Commentary

         Statement of Net Assets

         Statement of Assets and Liabilities

         Statement of Operations

         Statements of Changes in Net Assets

         Financial Highlights

         Notes to Financial Statements

Lincoln National Bond Fund, Inc.


Managed by:


[LOGO OF LINCOLN FINANCIAL GROUP]


The Lincoln National Bond Fund had a return of 3.6% for the first six months of 2001 while its benchmark, the Lehman Brothers Government/Credit Index*, returned 3.5%.

Over the course of the first half of the year the Federal Reserve embarked on a campaign to reinvigorate growth by cutting the Federal Funds rate on six separate occasions, from 6.5% at the beginning of the year to 3.75% at quarter end. As a result, the bond market performed well over the period unlike equities.

The portfolio has benefited from an overweighting to spread product as all sectors of the investment grade bond markets (corporates, mortgages and asset-backed securities) posted positive excess returns relative to treasuries and swaps. The portfolio was well positioned to capitalize on the above-average spread tightening that occurred in BBB corporates. Individual issues which contributed to positive excess returns included: USX-Marathon Oil, Stora Enso Oyj, Citizens Communications, ERAC Finance, First Bank Systems and Telus. The portfolio's small allocation to emerging market debt negatively impacted returns during the quarter as the growing debt crisis in Argentina had a spillover effect into other Latin American markets such as Brazil. A small allocation to domestic high yield also detracted from portfolio performance as the fall-out from the telecommunications sector reverberated throughout the marketplace.


Ryan Brist


* Lehman Brothers Government/Credit Index - Measures performance of diversified, investment grade, bond issues. An investor cannot invest directly in the above index/indexes, which is/are unmanaged.

                                  Bond Fund 1

Lincoln National Bond Fund, Inc.

Statement of Net Assets
June 30, 2001 (Unaudited)

Investments:

                                            Par                   Market
Long-Term Debt Investments - 97.1%          Amount                Value
--------------------------------------------------------------------------------
U.S. Government & Agency Obligations - 34.8%
--------------------------------------------------------------------------------
Fannie Mae
  5.25% 6/15/06                             $ 5,850,000           $  5,777,320
  6.25% 2/1/11                                2,100,000              2,092,388
  6.50% 8/15/04                              19,220,000             20,000,332
  7.125% 6/15/10                             11,800,000             12,619,132
Fannie Mae*
  5.788% 7/24/06                              9,500,000              7,075,182
  6.702% 6/1/17                               6,075,000              2,162,414
Freddie Mac
  5.625% 3/15/11                              9,200,000              8,849,029
  5.875% 3/21/11                              4,900,000              4,725,139
  6.50% 7/1/31                                2,900,000              2,859,219
  6.75% 3/15/31                               1,440,000              1,482,268
  7.00% 7/15/05                               7,500,000              7,932,645
Morgan Stanley Asset Capital
  13.00% 9/25/03                              2,050,000              2,050,000
U.S. Treasury Bond
  6.25% 5/15/30                              22,117,000             23,461,315
U.S. Treasury Inflation Index Note
  3.625% 1/15/08                             12,327,657             12,608,888
U.S. Treasury Note
  4.00% 4/30/03                               5,415,000              5,396,020
  4.625% 5/15/06                             28,060,000             27,682,958
  5.00% 2/15/11                               2,000,000              1,941,252
  5.75% 10/31/02                              2,280,000              2,329,255
  6.125% 12/31/01                             1,155,000              1,168,823
--------------------------------------------------------------------------------
                                                                   152,213,579
Collateralized Mortgage Obligations   16.7%
--------------------------------------------------------------------------------
Banc of America Mortgage
  6.503% 4/15/36                              1,450,000              1,457,250
Centex Home Equity
  6.41% 2/25/30                               1,950,000              1,931,109
Comm Series 00-C1 A1
  7.206% 9/15/08                              3,003,173              3,114,522
CS First Boston Mortgage Securities
  6.04% 6/1/31                                1,545,000              1,539,206
DVI Receivables
  5.808% 4/11/09                              2,500,000              2,498,438
Fannie Mae
  6.50% 6/1/16                                4,250,000              4,264,609
  6.50% 6/1/16                               11,191,119             11,226,092
  6.50% 6/1/31                                7,725,000              7,609,125
  7.00% 6/1/31                                2,900,000              2,914,500
  7.50% 8/1/30                                6,150,000              6,259,547
First Union National Bank Commercial Mortgage
  7.39% 11/15/09                              3,560,000              3,727,894
Fleet Credit Card Master Trust
  5.60% 12/15/08                              2,910,000              2,881,715
Freddie Mac
  6.50% 1/15/25                              10,325,000             10,408,892
  7.00% 11/1/30                               1,829,714              1,842,293
  7.00% 6/1/31                                2,380,238              2,395,114
  8.50% 11/15/24                              2,210,000              2,373,171
Nomura Asset Securities
  6.59% 3/15/30                               3,275,000              3,308,185
Peoplefirst.com Auto Receivables Owner Trust
   6.43% 9/15/07                              1,500,000              1,538,262
Residential Asset Securities
   6.417% 2/25/29                             2,015,000              2,031,765
--------------------------------------------------------------------------------
                                                                    73,321,689
Automobiles & Automotive Parts - 0.4%
--------------------------------------------------------------------------------
Ford Motor 7.45% 7/16/31                      1,770,000              1,703,825
--------------------------------------------------------------------------------

                                             Par                   Market
Banking, Finance & Insurance - 11.9%         Amount                Value
--------------------------------------------------------------------------------
Bank of Hawaii
  6.875% 6/1/03                              $1,475,000            $ 1,493,774
Barclays Bank
  7.375% 6/29/49                              3,050,000              3,035,793
Citigroup
  6.50% 1/18/11                               4,375,000              4,350,036
Countrywide Home Loans
  5.25% 6/15/04                               3,150,000              3,140,723
Erac USA Finance
  7.35% 6/15/08                               7,655,000              7,595,865
Finova Capital
  6.625% 9/15/01                              2,925,000              2,791,699
First Bank Systems
  6.875% 9/15/07                              1,000,000              1,020,454
Ford Credit
  6.875% 2/1/06                               2,425,000              2,459,144
GMAC
  7.25% 3/2/11                                3,500,000              3,546,743
Hartford Life
  7.375% 3/1/31                               2,500,000              2,519,510
Lehman Brothers
  11.625% 5/15/05                               750,000                884,328
Liberty Financial
  7.625% 11/15/28                             1,225,000              1,212,498
Mercantile Bancorporation
  7.30% 6/15/07                               1,820,000              1,888,498
Morgan Stanley Dean Witter & Company
  6.75% 4/15/11                               1,490,000              1,482,283
Osprey Trust
  7.797% 1/15/03                              2,250,000              2,298,393
  8.31% 1/15/03                               1,300,000              1,337,159
PSE&G Capital
  6.25% 5/15/03                               2,500,000              2,534,420
Qwest Capital Funding
  7.25% 2/15/11                               4,270,000              4,234,380
Union Bank Switzerland
  7.25% 7/15/06                               1,975,000              2,063,132
Wells Fargo Bank
  6.45% 2/1/11                                2,200,000              2,167,233
--------------------------------------------------------------------------------
                                                                    52,056,065
Cable, Media & Publishing - 1.0%
--------------------------------------------------------------------------------
Adelphia Communications
  10.25% 6/15/11                              1,180,000              1,168,200
Belo
  6.875% 6/1/02                               1,350,000              1,363,460
Coaxial Communications of Central Ohio
  10.00% 8/15/06                                360,000                360,000
News America Holdings
  8.45% 8/1/34                                1,500,000              1,600,929
--------------------------------------------------------------------------------
                                                                     4,492,589
Computers & Technology - 1.3%
--------------------------------------------------------------------------------
Amkor Technologies
  9.25% 2/15/08                                 525,000                496,125
Computer Sciences
  6.75% 6/15/06                               1,995,000              1,978,254
  7.375% 6/15/11                              1,660,000              1,642,945
Seagate Technology International
  12.50% 11/15/07                             1,600,000              1,592,000
--------------------------------------------------------------------------------
                                                                     5,709,324
Consumer Products - 0.7%
--------------------------------------------------------------------------------
American Greetings
  6.10% 8/1/28                                3,100,000              2,457,578
  11.75% 7/15/08                                600,000                585,000
--------------------------------------------------------------------------------
                                                                     3,042,578
Electronics & Electrical Equipment - 0.8%
--------------------------------------------------------------------------------
Arrow Electronics 8.20% 10/1/03               3,375,000              3,436,270
--------------------------------------------------------------------------------

Energy - 1.6%
--------------------------------------------------------------------------------
Consumers Energy
  6.20% 5/1/08                                1,000,000              1,004,280
Enserch
  6.25% 1/1/03                                2,500,000              2,531,745

                                  Bond Fund 2

                                             Par                   Market
Energy (Cont.)                               Amount                Value
--------------------------------------------------------------------------------
Mission Energy
  13.50% 7/15/08                             $1,850,000            $ 1,831,500
Petro-Canada
  8.60% 10/15/01                              1,500,000              1,517,180
--------------------------------------------------------------------------------
                                                                     6,884,705
Foreign Bonds - 1.1%
--------------------------------------------------------------------------------
Columbia Government International Bond
  8.375% 2/15/27                              1,300,000                910,000
Federal Republic of Brazil
  8.00% 4/15/14                               1,736,288              1,302,303
  11.00% 8/17/40                              3,770,000              2,802,995
--------------------------------------------------------------------------------
                                                                     5,015,298
Industrial Machinery - 3.6%
--------------------------------------------------------------------------------
IMC Global
  7.40% 11/1/02                               5,800,000              5,521,844
Legg Mason
  6.75% 7/2/08                                1,900,000              1,886,757
Norsk Hydro
  6.70% 1/15/18                                 700,000                664,206
  7.75% 6/15/23                               1,000,000              1,044,865
USX
  6.85% 3/1/08                                3,050,000              3,099,367
  8.125% 7/15/23                              1,705,000              1,835,855
  9.125% 1/15/13                                800,000                937,824
  9.375% 2/15/12                                720,000                850,324
--------------------------------------------------------------------------------
                                                                    15,841,042
Metals & Mining - 2.8%
--------------------------------------------------------------------------------
Alcan
  7.25% 3/15/31                               3,355,000              3,316,401
  8.875% 1/15/22                                500,000                529,506
Newmont Gold
  8.91% 1/5/09                                  606,864                651,117
Petrobras International Finance
  9.75% 7/6/11                                1,700,000              1,700,000
Phelps Dodge
  8.75% 6/1/11                                4,255,000              4,222,572
Placer Dome
  7.31% 1/26/21                               1,000,000                856,067
  7.37% 6/3/26                                1,000,000                993,873
--------------------------------------------------------------------------------
                                                                    12,269,536
Packaging & Containers - 0.5%
--------------------------------------------------------------------------------
Sealed Air
  8.75% 7/1/08                                2,365,000              2,306,173
--------------------------------------------------------------------------------

Paper & Forest Products - 1.6%
--------------------------------------------------------------------------------
+App China
   14.00% 3/15/10                             1,630,000                101,875
   14.00% 3/15/10                               425,000                 26,563
 Stora Enso Oyj
   7.375% 5/15/11                             4,760,000              4,831,223
 Westvaco
   8.30% 8/1/22                               1,920,000              1,983,433
--------------------------------------------------------------------------------
                                                                     6,943,094
Real Estate - 0.3%
--------------------------------------------------------------------------------
Highwoods Properties
   6.75% 12/1/03                              1,200,000              1,208,359
--------------------------------------------------------------------------------

Retail - 0.7%
--------------------------------------------------------------------------------
Federated Department Stores
   6.625% 4/1/11                              1,215,000              1,173,589
Saks
   7.00% 7/15/04                              1,610,000              1,521,450
   7.375% 2/15/19                               730,000                529,250
--------------------------------------------------------------------------------
                                                                     3,224,289
Telecommunications - 9.5%
--------------------------------------------------------------------------------
AT&T Canada*
   9.080% 11/1/07                             3,550,000              3,341,438
Citizens Communications
   9.25% 5/15/11                              1,000,000              1,041,266
France Telecom
   8.50% 3/1/31                               7,195,000              7,569,830
Insight Midwest
   10.50% 11/1/10                               500,000                530,000

                                             Par                  Market
Telecommunications (Cont.)                   Amount               Value
--------------------------------------------------------------------------------
McLeodUSA
   12.00% 4/15/08                            $  300,000           $    190,500
Nextel Communications
   9.50% 2/1/11                               1,650,000              1,297,313
Nynex
   9.55% 5/1/10                               1,024,320              1,149,942
Pacificorp
   9.15% 8/9/11                               2,000,000              2,283,080
PanAmSat
   6.00% 1/15/03                              1,750,000              1,731,247
Royal KPN NV
   8.00% 10/1/10                              4,600,000              4,420,168
   8.375% 10/1/30                             1,900,000              1,753,086
TCI Communications
   8.75% 8/1/15                               1,900,000              2,142,811
Telus
   7.50% 6/1/07                               3,650,000              3,730,099
Worldcom
   7.50% 5/15/11                              2,950,000              2,877,179
   8.25% 5/15/31                              7,470,000              7,347,036
--------------------------------------------------------------------------------
                                                                    41,404,995
Textiles, Apparel & Furniture - 0.2%
--------------------------------------------------------------------------------
J Crew
   13.125% 10/15/08                           1,330,000                731,500
--------------------------------------------------------------------------------

Transportation & Shipping - 1.7%
--------------------------------------------------------------------------------
American Airlines
   6.817% 5/23/11                             2,295,000              2,292,550
Ryder System
   6.27% 7/29/02                              3,000,000              3,010,893
United Airlines
   7.186% 4/1/11                              2,100,000              2,140,320
--------------------------------------------------------------------------------
                                                                     7,443,763
Utilities - 5.9%
--------------------------------------------------------------------------------
Avista
   9.75% 6/1/08                               3,000,000              3,206,168
Dominion Fiber
   7.05% 3/15/05                              1,140,000              1,147,146
Florida Power
   8.00% 12/1/22                              3,050,000              3,033,500
Great Lakes Power
   9.00% 8/1/04                               1,500,000              1,562,424
Mirant Americas Generation
   8.30% 5/1/11                               1,890,000              1,906,999
Noble Affiliates
   7.25% 10/15/23                               600,000                574,668
PG&E National Energy
   10.375% 5/16/11                            6,920,000              6,917,826
Scana
   7.44% 10/19/04                             3,000,000              3,134,745
Texas Gas Transmissions
   8.625% 4/1/04                              1,000,000              1,070,747
TXU
   6.375% 6/15/06                             1,510,000              1,493,487
Washington Water
   8.01% 12/17/01                             2,000,000              2,011,796
--------------------------------------------------------------------------------
                                                                    26,059,506

Total Long-term Debt Investments
(Cost $423,674,118)                                                425,308,179
--------------------------------------------------------------------------------

Commercial Paper - 0.5%
Moat Funding
   4.211% 7/2/01                              2,400,000              2,399,719
--------------------------------------------------------------------------------

Total Commercial Paper
(Cost $2,399,719)                                                    2,399,719
--------------------------------------------------------------------------------


                                  Bond Fund 3

                                             Number               Market
Preferred Stock - 0.5%                       of Shares            Value
--------------------------------------------------------------------------------
Centaur Funding
  9.08%                                          19,900           $  2,132,410
--------------------------------------------------------------------------------

Total Preferred Stock
(Cost $2,033,864)                                                    2,132,410
--------------------------------------------------------------------------------

Total Market Value of Securities - 98.1%
(Cost $428,088,845)                                                429,840,308
--------------------------------------------------------------------------------

Receivables and Other Assets
Net of Liabilities   1.9%                                            8,268,205
--------------------------------------------------------------------------------

Net Assets - 100.0%
(Equivalent to $12.259 per share
based on 35,737,111 shares
issued and outstanding)                                           $438,108,513
--------------------------------------------------------------------------------

Components of Net Assets at June 30, 2001:
Common Stock, par value $0.01 per share,
50,000,000 authorized shares                                     $     357,371
Paid in capital in excess of par value
of shares issued                                                   431,640,085
Undistributed net investment income                                 12,049,198
Accumulated net realized loss on investments                        (7,689,604)
Net unrealized appreciation of investments                           1,751,463
--------------------------------------------------------------------------------

Total Net Assets                                                  $438,108,513
--------------------------------------------------------------------------------

* Zero coupon security. The interest rate disclosed is the effective yield at the time of purchase.
+    Security is currently in default.

See accompanying notes to financial statements.

                                  Bond Fund 4

Lincoln National Bond Fund, Inc.

Statement of Assets and Liabilities
June 30, 2001 (Unaudited)



Assets:
 Investments at market (cost $428,088,845)  $429,840,308
 Cash and foreign currencies                  12,400,085
 Dividends and interest receivable             5,697,240
 Subscriptions receivable                        338,819
 Receivable for securities sold               21,572,093
                                            ------------
  Total assets                                          $469,848,545
                                                        ------------
Liabilities:
 Liquidations payable                             88,785
 Payable for securities purchased             31,449,833
 Other accounts payable and accrued expenses     201,414
                                             -----------
  Total liabilities                                       31,740,032
                                                         -----------
Total net assets                                                    $438,108,513
                                                                    ------------
See accompanying notes to financial statements.



                                   Bond Fund 5

Lincoln National Bond Fund, Inc.

Statement of Operations
Six months ended June 30, 2001 (Unaudited)


Investment income:
 Interest                                                 $ 13,059,789
----------------------------------------------------------------------------
Dividend income                                                 76,953
----------------------------------------------------------------------------
  Total investment income                                   13,136,742
----------------------------------------------------------------------------

Expenses:
 Management fees                                               870,197
----------------------------------------------------------------------------
 Accounting fees                                                83,972
----------------------------------------------------------------------------
 Printing and postage                                           35,407
----------------------------------------------------------------------------
 Professional fees                                              24,728
----------------------------------------------------------------------------
 Custody fees                                                   70,167
----------------------------------------------------------------------------
 Directors fees                                                  2,100
----------------------------------------------------------------------------
 Other                                                         (26,385)
----------------------------------------------------------------------------
                                                             1,060,186
----------------------------------------------------------------------------
 Less expenses paid indirectly                                 (10,490)
----------------------------------------------------------------------------
  Total expenses                                             1,049,696
----------------------------------------------------------------------------
Net investment income                                       12,087,046
----------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
 Net realized gain on investment transactions                4,758,748
----------------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation
   of investments                                           (4,079,929)
----------------------------------------------------------------------------
Net realized and unrealized gain on investments                678,819
----------------------------------------------------------------------------
Net increase in net assets
resulting from operations                                 $ 12,765,865
----------------------------------------------------------------------------


Statements of Changes in Net Assets


                                                       Six months
                                                       ended
                                                       6/30/2001        Year ended
                                                       (Unaudited)      12/31/00
                                                       --------------------------------
Changes from operations:
 Net investment income                                 $  12,087,046    $  20,264,088
---------------------------------------------------------------------------------------
 Net realized gain (loss) on investment transactions       4,758,748       (6,168,328)
---------------------------------------------------------------------------------------
 Net change in unrealized appreciation/
 depreciation of investments                              (4,079,929)      18,007,181
---------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                                 12,765,865       32,102,941
---------------------------------------------------------------------------------------

Distributions to shareholders from:
 Net investment income                                    (2,124,218)     (19,468,669)
---------------------------------------------------------------------------------------
  Total distributions to shareholders                     (2,124,218)     (19,468,669)
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from capital share transactions                 90,280,062       (6,370,218)
---------------------------------------------------------------------------------------

 Total increase in net assets                            100,921,709        6,264,054
---------------------------------------------------------------------------------------

Net Assets, beginning of period                          337,186,804      330,922,750
---------------------------------------------------------------------------------------
Net Assets, end of period                              $ 438,108,513    $ 337,186,804
---------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                                  Bond Fund 6

Lincoln National Bond Fund, Inc.

Financial Highlights
(Selected data for each capital share outstanding throughout the period)


                                             Six months
                                             ended
                                             6/30/2001 2,3 Year ended December 31,
                                             (Unaudited)   2000 3     1999        1998       1997        1996
                                             --------------------------------------------------------------------
Net asset value, beginning of period          $11.891     $11.436    $ 12.689    $ 12.861   $ 11.766    $ 12.247

Income (loss) from investment operations:
   Net investment income                        0.366       0.787       0.772       0.662      0.785       0.767
   Net realized and unrealized gain (loss)
      on investments                            0.063       0.426      (1.180)      0.494      0.310      (0.481)
                                             --------------------------------------------------------------------
   Total from investment operations             0.429       1.213      (0.408)      1.156      1.095       0.286
                                             --------------------------------------------------------------------

Less dividends:
   Dividends from net investment income        (0.061)     (0.758)     (0.845)     (1.328)                (0.767)
                                             --------------------------------------------------------------------
   Total dividends                             (0.061)     (0.758)     (0.845)     (1.328)                (0.767)
                                             --------------------------------------------------------------------
Net asset value, end of period                $12.259     $11.891    $ 11.436    $ 12.689   $ 12.861    $ 11.766
                                             --------------------------------------------------------------------

Total Return 1                                   3.62%      10.88%      (3.27%)      9.56%      9.30%       2.31%

Ratios and supplemental data:
   Ratio of expenses to average net assets       0.53%       0.55%       0.53%       0.52%      0.53%       0.51%
   Ratio of net investment income
       to average net assets                     6.05%       6.55%       6.02%       5.90%      6.45%       6.56%
   Portfolio Turnover                             710%        167%         39%         51%        56%        142%
   Net assets, end of period (000 omitted)   $438,109    $337,134    $330,922    $363,808   $280,383    $253,328

1 Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

2 Ratios have been annualized and total return has not be annualized. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on debt securities. The effect of this change for the period ended June 30, 2001 was to decrease net investment income per share by $0.001, increase net realized and unrealized gains and losses per share by $0.001 and decrease the ratio of net investment income to average net assets from 6.06% to 6.05%. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

3    Per share information was based on the average shares outstanding method.

See accompanying notes to financial statements.

                                  Bond Fund 7

Lincoln National Bond Fund, Inc.

Notes to Financial Statements
June 30, 2001 (Unaudited)

The Fund: Lincoln National Bond Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and the Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize current income consistent with a prudent investment strategy. The Fund invests primarily in medium and long-term corporate and government bonds.

1. Significant Accounting Policies

Security Valuation: Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the period ended June 30, 2001, the custodial fees offset agreement amounted to $10,490.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Distribution of Income and Gains: As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on debt securities. Prior to January 1, 2001, the Fund did not amortize all premiums and discounts on debt securities for financial reporting purposes, but did amortize in accordance with federal income tax regulations. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $1,324 reduction in cost of securities and a corresponding $1,324 increase in net unrealized appreciation (depreciation), based on securities held by the Fund on January 1, 2001.

The effect of this change for the period ended June 30, 2001 was to decrease net investment income by $16,744: increase net unrealized appreciation (depreciation) by $17,532, increase net realized gains (losses) by $35,866. The statements of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

2. Management Fees and Other Transactions With Affiliates

As of January 1, 2001, Lincoln Investment Management Company changed its name to Delaware Lincoln Investment Advisers. Delaware Lincoln Investment Advisers (the "Advisor") and its affiliates manage the Fund's investment portfolios and maintain its accounts and records. For these services, the Advisor receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Service Company ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

                                  Bond Fund 8

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the period ended June 30, 2001.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors is borne by the Fund.

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the period ended June 30, 2001 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized depreciation at June 30, 2001 are as follows:

         Aggregate        Aggregate        Gross          Gross         Net
         Cost of          Proceeds         Unrealized     Unrealized    Unrealized
         Purchases        From Sales       Appreciation   Depreciation  Appreciation
         ---------------------------------------------------------------------------
         $1,416,717,112   $1,362,866,290   $4,453,217     $(2,701,754)  $1,751,463

4. Summary of Changes From Capital Share Transactions

                                              Shares Issued Upon                                  Net Increase (Decrease)
                     Capital                  Reinvestment of         Capital Shares              Resulting From Capital
                     Shares Sold              Dividends               Redeemed                    Share Transactions
                     --------------------------------------------------------------------------------------------------------
                     Shares     Amount        Shares     Amount       Shares       Amount         Shares    Amount
                     --------------------------------------------------------------------------------------------------------
Six months ended
 June 30, 2001
 (Unaudited):        9,789,502  $119,693,752    174,188  $ 2,124,218  (2,582,515)  $(31,537,908)  7,381,175   $90,280,062

Year ended
 December 31, 2000:  4,016,175    47,145,526  1,697,655   19,468,671  (6,295,838)   (72,984,415)   (582,008)   (6,370,218)

5. Distributions to Shareholders

The Fund declares and distributes dividends on net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.

6. Capital Loss Carryforward

As of June 30, 2001, the Fund had $10,899,828 of unused capital loss carryforward for federal tax purposes. The loss carry forward expires in the years 2002 to 2008.




                                  Bond Fund 9